CONTRACT BALANCES (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accounts receivable, net
Accounts receivable	¥ 2,426,753	¥ 1,744,810
Less: allowance for doubtful accounts	(20,728)	(12,124)	¥ (2,163)
Accounts receivable, net	2,406,025	1,732,686
Movement of the allowance for doubtful accounts
Balance at the beginning of the year	12,124	2,163	133
Allowance made during the year	7,744	10,070	2,032
Foreign exchange impact	860	(109)	(2)
Balance at the end of the year	20,728	12,124	2,163
Deferred Revenue
Beginning balance	135,900
Increase	49,933
Closing balance	185,833	135,900
Deferred revenue expected to be recognized as revenue after one year	29,703	44,908
Revenue recognized from the opening deferred revenue balance	122,378	104,640	¥ 96,084
Accounts receivable | Bank loans
Accounts receivable, net
Assets pledged	1,256,289	1,040,521
Accounts receivable | Finance lease and other financing obligations
Accounts receivable, net
Assets pledged	¥ 145,764	¥ 110,391